Document and Entity Information	9 Months Ended
May 31, 2025
Document and Entity Information
Document Type	6-K/A
Document Period End Date	May 31, 2025
Entity Registrant Name	VISION MARINE TECHNOLOGIES INC.
Entity Central Index Key	0001813783
Current Fiscal Year End Date	--08-31
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2025
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 6-K (“Amendment No. 1) is being filed by Vision Marine Technologies Inc. (the “Company”) as an amendment to the Form 6-K dated July 11, 2025 (the “Original 6-K”). The purpose of this Amendment No. 1 is to incorporate the Company’s pro-forma combined financials as attached in Exhibit 99.3.